Investments (Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 3,587,389
Due after one year through five years, amortized cost		9,346,443
Due after five years through ten years,amortized cost		2,219,085
Due after ten years, amortized cost		1,388,727
Total		16,541,644
Due in one year or less, amortized cost		999,979
Due after one year through five years, amortized cost		1,980,160
Due after five years through ten years, amortized cost		479,860
Due after ten years, amortized cost		800,097
Amortized cost, held-to-maturity securities		4,260,096	¥ 4,818,961
Due in one year or less, fair value		3,589,551
Due after one year through five years, fair value		9,392,334
Due after five years through ten years, fair value		2,243,879
Due after ten years, fair value		1,439,778
Total		16,665,542
Due in one year or less, fair value		1,003,550
Due after one year through five years, fair value		2,001,089
Due after five years through ten years, fair value		510,212
Due after ten years, fair value		803,068
Total		4,317,919	4,873,209
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,396,343
Due after one year through five years, amortized cost		7,400,210
Due after five years through ten years,amortized cost		1,462,976
Due after ten years, amortized cost		63,296
Total		10,322,825
Due in one year or less, amortized cost		999,979
Due after one year through five years, amortized cost		1,980,160
Due after five years through ten years, amortized cost		479,860
Amortized cost, held-to-maturity securities		3,459,999	3,760,032
Due in one year or less, fair value		1,396,500
Due after one year through five years, fair value		7,432,623
Due after five years through ten years, fair value		1,478,096
Due after ten years, fair value		63,370
Total		10,370,589
Due in one year or less, fair value		1,003,550
Due after one year through five years, fair value		2,001,089
Due after five years through ten years, fair value		510,212
Total		3,514,851	3,816,652
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		887,307
Total		887,307
Due after ten years, amortized cost		800,097
Amortized cost, held-to-maturity securities	[1]	800,097	1,058,929
Due after ten years, fair value		911,945
Total		911,945
Due after ten years, fair value		803,068
Total	[1]	803,068	¥ 1,056,557
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		33,648
Due after one year through five years, amortized cost		99,991
Due after five years through ten years,amortized cost		140,591
Due after ten years, amortized cost		660
Total		274,890
Due in one year or less, fair value		33,716
Due after one year through five years, fair value		101,444
Due after five years through ten years, fair value		145,352
Due after ten years, fair value		799
Total		281,311
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		823,997
Due after five years through ten years,amortized cost		74,569
Due after ten years, amortized cost		5,986
Total		904,552
Due in one year or less, fair value		824,007
Due after five years through ten years, fair value		74,062
Due after ten years, fair value		5,766
Total		903,835
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		720,168
Due after one year through five years, amortized cost		201,202
Due after five years through ten years,amortized cost		5,626
Total		926,996
Due in one year or less, fair value		720,490
Due after one year through five years, fair value		202,207
Due after five years through ten years, fair value		5,896
Total		928,593
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		166,837
Total		166,837
Due after ten years, fair value		169,314
Total		169,314
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,250
Due after one year through five years, amortized cost		128,468
Due after five years through ten years,amortized cost		67,763
Total		197,481
Due in one year or less, fair value		1,250
Due after one year through five years, fair value		128,443
Due after five years through ten years, fair value		68,486
Total		198,179
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		406,988
Due after one year through five years, amortized cost		1,088,491
Due after five years through ten years,amortized cost		399,102
Due after ten years, amortized cost		176,679
Total		2,071,260
Due in one year or less, fair value		407,503
Due after one year through five years, fair value		1,095,194
Due after five years through ten years, fair value		403,617
Due after ten years, fair value		200,651
Total		2,106,965
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		204,995
Due after one year through five years, amortized cost		428,081
Due after five years through ten years,amortized cost		68,458
Due after ten years, amortized cost		87,962
Total		789,496
Due in one year or less, fair value		206,085
Due after one year through five years, fair value		432,423
Due after five years through ten years, fair value		68,370
Due after ten years, fair value		87,933
Total		¥ 794,811

[1]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.